UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           February 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $ 64,718
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE


Item 1:                    Item 2:   Item 3:     Item 4:     Item 5:          Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion                   Voting Authority

                                                                            (b)
                                                                           Shared        (c)      Mgrs
                           Title of  CUSIP       Fair Mkt    Shrs or  (a)  As Defined   Shared-   See        (a)       (b)      (c)
Name of Issuer             Class     Number      Value       Pr. Amt  Sole in Instr. V  Other     Inst. V    Sole     Shared   None

AT RD INC COM               Common   04648K105   4,130,000  1,000,000  X                                  1,000,000
CAMECO CORP COM             Common   13321L108   9,580,000    400,000  X                                    400,000
COVAD COMMUNICATIONS        Common   222814204     470,000    500,000  X                                    500,000
ECOLLEGE COM                Common   27887E100   2,285,625    662,500  X                                    662,500
ESPEED                      Common   296643109     847,050     50,000  X                                     50,000
FUEL-TECH N V COM           Common   359523107   1,047,500    250,000  X                                    250,000
MARVEL ENTERPRISES          Common   57383M108     449,000     50,000  X                                     50,000
MILLICOM INTL CELLULAR SA   Common   L6388F102   4,450,000  2,500,000  X                                  2,500,000
MYRIAD GENETICS             Common   62855J104   7,300,000    500,000  X                                    500,000
NEOFORMA COM INC COM NEW    Common   640475505   2,987,500    250,000  X                                    250,000
NETFLIX COM INC             Common   64110L106   1,651,500    150,000  X                                    150,000
OVERSTOCK.COM               Common   690370101   1,300,000    100,000  X                                    100,000
REALNETWORKS INC            Common   75605L104     381,000    100,000  X                                    100,000
SEPRACOR INC COM            Common   817315104   9,670,000  1,000,000  X                                  1,000,000
TESCO CORP                  Common   88157K101  16,534,000  1,400,000  X                                  1,400,000
YAHOO INC                   Common   984332106   1,635,000    100,000  X                                    100,000
                                                64,718,175  9,012,500

                                                                                                          9,012,500







00618.0001 #383199